Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (409)	$ (1,222)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	2,816	2,560
Amortization of debt issuance costs	17	13
Compensation costs - stock options	29	56
Deferred rental income	(88)	(88)
Provision for losses on accounts receivable	115	85
Change in operating assets and liabilities:
Accounts receivable	(1,885)	(914)
Inventories	57	117
Prepaid expenses	25	(13)
Refundable income taxes	33	(25)
Other current assets	10
Other assets	(5)	(3)
Accounts payable	1,240	1,323
Accrued payroll and other compensation	66	(96)
Accrued income taxes	48	(8)
Other accrued taxes	68	1
Deferred revenues	315	145
Other liabilities and accrued expenses	135	(40)
Net cash provided by operating activities	2,587	1,891
Investing activities:
Capital expenditures	(2,998)	(8,523)
Net cash used in investing activities	(2,998)	(8,523)
Financing activities:
Proceeds under term loan facility	12,000
Borrowings under line of credit facilities	1,025	9,175
Repayment under line of credit facilities	(9,000)	(5,000)
Restricted cash	(2,905)
Payments of debt issuance costs	(157)
Principal payments on capital lease obligations	(67)	(58)
Net cash provided by financing activities	896	4,117
Increase (decrease) in cash and cash equivalents	485	(2,515)
Cash and cash equivalents at beginning of year	1,814	4,329
Cash and cash equivalents at end of year	2,299	1,814
Supplemental disclosure of cash flow information:
Capital expenditures included in accounts payable	93	270
Debt issuance costs included in accounts payable	32
Capital lease obligations incurred	298
Cash paid during the year for interest	379	244
Cash paid during the year for income taxes	$ 54	$ 94